Events After the Reporting Period (Details Narrative)		6 Months Ended		12 Months Ended
	Jan. 01, 2024 $ / shares shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 AUD ($)	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Net loss after tax		$ 9,194,540	$ 5,903,451	$ 11,571,240	$ (34,402,821)
Cash in operating activities		1,272,356	1,433,529	3,083,677	2,855,761
Cash in investing activities		11,655,931	19,306,556	24,139,677	3,957,726
Cash and cash equivalents		6,228,229	$ 24,979,845	19,240,707	21,278,936	$ 15,516,112
Net assets		$ 102,749,183		$ 113,389,965	$ 104,329,326
Number of shares issued | shares		210,889,961		210,889,961	180,202,285
Events After The Reporting Period [Member] | 50 Unquoted Bonus [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	101
Options exercisable | $ / shares	1.00
Expiry date	June 30, 2025
Events After The Reporting Period [Member] | 101 Unquoted Bonus [Member]
IfrsStatementLineItems [Line Items]
Options exercisable | $ / shares	0.70